Income taxes (Tables)	12 Months Ended
Mar. 30, 2013
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 30, 2013 and March 31, 2012 are as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$41,776	$41,018
Difference between book and tax basis of property and equipment	2,746	4,015
Interest expense limitations carry forward	6,292	5,127
Inventory allowances	759	834
Other reserves not currently deductible	874	1,080
Capital lease obligation	3,617	3,759
Expenses not currently deductible	439	1,276
Other	104	134

Net deferred tax asset before valuation allowance	56,607	57,243
Valuation allowance	(56,607)	(57,243)

Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the unrecognized tax benefits at March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	299	332
Applied against certain element of deferred tax assets	(299)	(332)

Unrecognized tax benefits at the end of the year	$—	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Income tax expense (benefit):
Current	$299	$332	$444
Deferred	393	(820)	(4,789)
Valuation allowance	(672)	511	4,369

Income tax expense	$20	$23	$24

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
Canadian statutory rate	26.2%	27.5%	29.3%
Rate differential for U.S. operations	(7.3)%	(139.1)%	13.9%
Adjustment to valuation allowance	21.0%	493.9%	(62.4)%
Utilization of unrecognized losses and other tax attributes	(45.3)%	(395.5)%	17.8%
Permanent differences and other	6.7%	22.7%	1.1%

Total	1.3%	9.5%	(0.3)%